Unaudited Interim Condensed Balance Sheets	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)
CURRENT ASSETS:
Cash	¥ 212,493,024	$ 1,394,769	¥ 337,911,102
Time deposit			100,000,000
Digital assets	116,854	767	44,662
Accounts receivable, net	28,309,600	185,819	40,711,929
Contract assets	37,233,604	244,395	40,359,303
Prepayments	58,066,704	381,140	8,227,532
Short-term deposits	3,096,509	20,325	3,096,509
Income tax receivable			325
Other current assets, net	3		39,600
TOTAL CURRENT ASSETS	339,316,298	2,227,215	530,390,962
Property and equipment, net	1,085,713	7,126	1,319,884
Operating lease right-of-use assets	7,607,963	49,937	11,711,000
Long-term deposits	657,740	4,317	657,740
Restricted cash	31,486,253	206,671	31,486,253
TOTAL ASSETS	380,153,967	2,495,266	575,565,839
LIABILITIES AND SHAREHOLDERS’ EQUITY CURRENT LIABILITIES:
Bank loans – current portion, net	15,807,000	103,755	119,189,500
Other payables and accrued liabilities	73,011,094	479,230	65,573,842
Operating lease liabilities, current	6,911,713	45,367	8,239,009
Contract liabilities	2,404,025	15,780
Deferred income	20,000,000	131,277
TOTAL CURRENT LIABILITIES	118,133,832	775,409	193,002,351
Bank loans – non-current, net	41,461,000	272,143	49,063,000
Operating lease liabilities, non-current			2,775,741
TOTAL LIABILITIES	159,594,832	1,047,552	244,841,092
COMMITMENTS AND CONTINGENCIES SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 shares authorized; 13,839,400 and 15,076,900 shares issued and outstanding as of April 30, 2023 and 2024	50,000,000	328,192	50,000,000
Additional paid-in capital	2,210,480,581	14,509,226	2,210,480,581
Accumulated deficit	(2,039,921,446)	(13,389,704)	(1,929,755,834)
TOTAL SHAREHOLDERS’ EQUITY	220,559,135	1,447,714	330,724,747
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 380,153,967	$ 2,495,266	¥ 575,565,839